ALLOWANCE FOR LOAN AND LEASE LOSSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Activity in the ALLL
Balance at the beginning of the period	$ 7,934	$ 8,595	$ 8,809
Less: Charge-offs	(47)	(791)	(298)
Add: Recoveries	717	$ 130	$ 84
Add: Provisions	30
Balance at the end of the period	8,634	$ 7,934	$ 8,595
Amount of the ALLL allocated
Loans individually evaluated for impairment				$ 159	$ 52	$ 471
Loans collectively evaluated for impairment				8,475	7,882	8,124
Total	8,634	7,934	8,595	8,634	7,934	8,595
Loans related to each balance in the ALLL by portfolio segment
Loans individually evaluated for impairment				2,300	9,403	9,225
Loans collectively evaluated for impairment				728,966	642,649	597,541
Total loans				731,266	652,052	606,766
Commercial [Member]
Activity in the ALLL
Balance at the beginning of the period	$ 6,719	7,359	7,528
Less: Charge-offs		(739)	(222)
Add: Recoveries	$ 683	$ 99	$ 53
Add: Provisions
Balance at the end of the period	$ 7,402	$ 6,719	$ 7,359
Amount of the ALLL allocated
Loans individually evaluated for impairment				57	42	342
Loans collectively evaluated for impairment				7,345	6,677	7,017
Total	6,719	6,719	7,359	7,402	6,719	7,359
Loans related to each balance in the ALLL by portfolio segment
Loans individually evaluated for impairment				886	8,014	8,227
Loans collectively evaluated for impairment				427,768	374,781	346,148
Total loans				428,654	382,795	354,375
Residential real estate [Member]
Activity in the ALLL
Balance at the beginning of the period	1,053	1,084	1,109
Less: Charge-offs	(34)	(41)	(27)
Add: Recoveries	12	$ 10	$ 2
Add: Provisions	30
Balance at the end of the period	1,061	$ 1,053	$ 1,084
Amount of the ALLL allocated
Loans individually evaluated for impairment				102	10	118
Loans collectively evaluated for impairment				959	1,043	966
Total	1,053	1,053	1,084	1,061	1,053	1,084
Loans related to each balance in the ALLL by portfolio segment
Loans individually evaluated for impairment				1,340	978	987
Loans collectively evaluated for impairment				258,914	228,170	212,776
Total loans				$ 260,254	$ 229,148	213,763
Consumer and Other Retail Portfolio Segment [Member]
Activity in the ALLL
Balance at the beginning of the period	162	152	172
Less: Charge-offs	(13)	(11)	(49)
Add: Recoveries	$ 22	$ 21	$ 29
Add: Provisions
Balance at the end of the period	$ 171	$ 162	$ 152
Amount of the ALLL allocated
Loans individually evaluated for impairment						11
Loans collectively evaluated for impairment				$ 171	$ 162	141
Total	$ 162	$ 162	$ 152	171	162	152
Loans related to each balance in the ALLL by portfolio segment
Loans individually evaluated for impairment				74	411	11
Loans collectively evaluated for impairment				42,284	39,698	38,617
Total loans				$ 42,358	$ 40,109	$ 38,628